Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/44	44,178	17,285
United States Treasury Strip Coupon	0.000%	2/15/45	200,149	77,495
United States Treasury Strip Coupon	0.000%	5/15/45	206,815	79,236
United States Treasury Strip Coupon	0.000%	8/15/45	202,142	76,530
United States Treasury Strip Coupon	0.000%	11/15/45	184,454	69,069
United States Treasury Strip Coupon	0.000%	2/15/46	197,242	72,980
United States Treasury Strip Coupon	0.000%	5/15/46	196,452	71,920
United States Treasury Strip Coupon	0.000%	8/15/46	211,853	76,664
United States Treasury Strip Coupon	0.000%	11/15/46	175,016	62,760
United States Treasury Strip Coupon	0.000%	2/15/47	183,398	64,920
United States Treasury Strip Coupon	0.000%	5/15/47	193,790	68,023
United States Treasury Strip Coupon	0.000%	8/15/47	180,365	62,423
United States Treasury Strip Coupon	0.000%	11/15/47	160,069	54,999
United States Treasury Strip Coupon	0.000%	2/15/48	160,435	54,498
United States Treasury Strip Coupon	0.000%	5/15/48	177,205	59,419
United States Treasury Strip Coupon	0.000%	8/15/48	167,635	55,752
United States Treasury Strip Coupon	0.000%	11/15/48	194,082	63,835
United States Treasury Strip Coupon	0.000%	2/15/49	179,564	58,246
United States Treasury Strip Coupon	0.000%	5/15/49	194,742	62,561
United States Treasury Strip Coupon	0.000%	8/15/49	181,020	57,644
United States Treasury Strip Coupon	0.000%	11/15/49	194,647	61,588
United States Treasury Strip Coupon	0.000%	2/15/50	188,495	58,964
United States Treasury Strip Coupon	0.000%	5/15/50	192,043	59,488
United States Treasury Strip Coupon	0.000%	8/15/50	190,537	58,545
United States Treasury Strip Coupon	0.000%	11/15/50	193,591	59,045
United States Treasury Strip Coupon	0.000%	2/15/51	206,403	62,421
United States Treasury Strip Coupon	0.000%	5/15/51	183,861	55,115
United States Treasury Strip Coupon	0.000%	8/15/51	175,033	52,045
United States Treasury Strip Coupon	0.000%	11/15/51	187,824	55,599
United States Treasury Strip Coupon	0.000%	2/15/52	247,169	72,838
United States Treasury Strip Coupon	0.000%	5/15/52	232,888	68,229
United States Treasury Strip Coupon	0.000%	8/15/52	202,354	59,236
United States Treasury Strip Coupon	0.000%	11/15/52	182,247	53,037
United States Treasury Strip Coupon	0.000%	2/15/53	178,318	52,256
United States Treasury Strip Coupon	0.000%	5/15/53	190,424	55,431
United States Treasury Strip Coupon	0.000%	8/15/53	168,709	48,912
United States Treasury Strip Coupon	0.000%	11/15/53	70,073	20,173
United States Treasury Strip Coupon	0.000%	2/15/54	89,953	25,756
United States Treasury Strip Coupon	0.000%	5/15/54	37,564	10,697
United States Treasury Strip Coupon	0.000%	8/15/54	10,097	2,850
United States Treasury Strip Coupon	0.000%	11/15/54	2,850	795
United States Treasury Strip Principal	0.000%	2/15/45	193,144	77,650
United States Treasury Strip Principal	0.000%	5/15/45	180,493	71,802
United States Treasury Strip Principal	0.000%	8/15/45	175,761	69,151
United States Treasury Strip Principal	0.000%	11/15/45	195,743	76,187
United States Treasury Strip Principal	0.000%	2/15/46	179,352	68,854
United States Treasury Strip Principal	0.000%	5/15/46	213,294	80,835
United States Treasury Strip Principal	0.000%	8/15/46	183,477	68,747
United States Treasury Strip Principal	0.000%	11/15/46	137,936	51,166
United States Treasury Strip Principal	0.000%	2/15/47	160,832	58,854
United States Treasury Strip Principal	0.000%	5/15/47	136,197	49,286
United States Treasury Strip Principal	0.000%	8/15/47	148,268	53,110
United States Treasury Strip Principal	0.000%	11/15/47	156,507	55,438
United States Treasury Strip Principal	0.000%	2/15/48	183,490	64,365
United States Treasury Strip Principal	0.000%	5/15/48	165,837	57,512
United States Treasury Strip Principal	0.000%	8/15/48	169,130	58,125
United States Treasury Strip Principal	0.000%	11/15/48	179,329	60,972
United States Treasury Strip Principal	0.000%	2/15/49	181,896	61,276
United States Treasury Strip Principal	0.000%	5/15/49	172,491	57,461
United States Treasury Strip Principal	0.000%	8/15/49	168,492	55,589
United States Treasury Strip Principal	0.000%	11/15/49	181,039	59,248
United States Treasury Strip Principal	0.000%	2/15/50	183,729	59,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	5/15/50	180,316	58,265
	United States Treasury Strip Principal	0.000%	8/15/50	187,053	59,550
	United States Treasury Strip Principal	0.000%	11/15/50	218,013	68,844
	United States Treasury Strip Principal	0.000%	2/15/51	190,120	59,754
	United States Treasury Strip Principal	0.000%	5/15/51	175,048	54,511
	United States Treasury Strip Principal	0.000%	8/15/51	208,959	64,451
	United States Treasury Strip Principal	0.000%	11/15/51	195,192	59,640
	United States Treasury Strip Principal	0.000%	2/15/52	196,862	59,720
	United States Treasury Strip Principal	0.000%	5/15/52	168,500	50,826
	United States Treasury Strip Principal	0.000%	8/15/52	180,628	54,160
	United States Treasury Strip Principal	0.000%	11/15/52	186,895	56,463
	United States Treasury Strip Principal	0.000%	2/15/53	182,641	54,321
	United States Treasury Strip Principal	0.000%	5/15/53	282,447	83,388
	United States Treasury Strip Principal	0.000%	8/15/53	284,889	84,064
	United States Treasury Strip Principal	0.000%	11/15/53	327,259	97,104
	United States Treasury Strip Principal	0.000%	2/15/54	306,161	89,217
	United States Treasury Strip Principal	0.000%	5/15/54	326,045	94,884
	United States Treasury Strip Principal	0.000%	8/15/54	285,874	82,077
	United States Treasury Strip Principal	0.000%	11/15/54	199,359	56,895
Total U.S. Government and Agency Obligations (Cost $5,651,013)					4,862,552
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $66)	4.651%		662	66
Total Investments (100.0%) (Cost $5,651,079)					4,862,618
Other Assets and Liabilities—Net (0.0%)					76
Net Assets (100%)					4,862,694
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,862,552	—	4,862,552
Temporary Cash Investments	66	—	—	66
Total	66	4,862,552	—	4,862,618